Equity-accounted investees	12 Months Ended
Dec. 31, 2020
Interests in Other Entities [Abstract]
Equity-accounted investees	Equity-accounted investees

(in thousands of USD)	December 31, 2020	December 31, 2019
Assets
Interest in joint ventures	51,703	50,322
Interest in associates	—	—
TOTAL ASSETS	51,703	50,322

Liabilities
Interest in joint ventures	—	—
Interest in associates	—	—
TOTAL LIABILITIES	—	—

Joint Ventures
The following table contains a roll forward of the balance sheet amounts with respect to the Group's joint ventures:

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Gross balance	27,565	162,763
Offset investment with shareholders loan	3,030	(3,030)
Balance at January 1, 2018	30,595	159,733

Group's share of profit (loss) for the period	16,076	—
Group's share of other comprehensive income	(459)	—
Movement shareholders loans to joint ventures	—	(134,097)

Gross balance	43,182	28,666
Offset investment with shareholders loan	—	—
Balance at December 31, 2018	43,182	28,666

Group's share of profit (loss) for the period	16,460	—
Group's share of other comprehensive income	(720)	—
Dividends received from joint ventures	(12,600)	—
Movement shareholders loans to joint ventures	—	31,713
Initial capital provided to joint ventures	4,000	—

Gross balance	50,322	60,379
Offset investment with shareholders loan	—	—
Balance at December 31, 2019	50,322	60,379

	ASSET
(in thousands of USD)	Investments in equity accounted investees	Shareholders loans
Group's share of profit (loss) for the period	10,917	—
Group's share of other comprehensive income	(2)	—
Dividends received from joint ventures	(7,534)	—
Movement shareholders loans to joint ventures	—	(26,443)
Repayment capital provided to joint ventures	(2,000)	—

Gross balance	51,703	33,936
Offset investment with shareholders loan	—	—
Balance at December 31, 2020	51,703	33,936
The decrease in the balance of shareholders’ loans to joint ventures in 2018 is primarily due to the $220.0 million senior secured credit facility which TI Asia Ltd. and TI Africa Ltd. entered into March 29, 2018. The shareholders loans were partially repaid by using a part of the proceeds of this new borrowing. In this context, the Company provided a guarantee for the revolving tranche of the above credit facility.

The increase in the balance of the shareholders' loan to joint ventures in 2019 is attributable to the shareholders loans to newly set-up joint ventures Bari Shipholding Ltd and Bastia Shipholding Ltd (see Note 10).

The decrease in the balance of the shareholders' loan to joint ventures in 2020 is attributable to the repayment of the shareholders loans to TI Africa, Bari Shipholding Ltd. and Bastia Shipholding Ltd., the latter following the sale of the vessel in September 2020.

Joint venture	Segment	Description
Kingswood Co. Ltd	Tankers	Holding company; parent of Seven Seas Shipping Ltd. and liquidated in 2020
Seven Seas Shipping Ltd	Tankers	Formerly owner of 1 VLCC bought in 2016 by Euronav. Wholly owned subsidiary of Kingswood Co. Ltd. and liquidated in 2020
Tankers Agencies (UK) Ltd	Tankers	Parent company of Tankers International Ltd
Tankers International LLC	Tankers	The manager of the Tankers International Pool who commercially manages the majority of the Group's VLCCs
Bari Shipholding Ltd	Tankers	Single ship company, owner of 1 Suezmax
Bastia Shipholding Ltd	Tankers	Formerly owner of 1 Suezmax, dormant company
TI Africa Ltd	FSO	Operator and owner of a single floating storage and offloading facility (FSO Africa) *
TI Asia Ltd	FSO	Operator and owner of a single floating storage and offloading facility (FSO Asia) *
* FSO Asia and FSO Africa are on a time charter contract to North Oil Company (NOC), the new operator of Al Shaheen field, until mid 2032.
The following table contains summarized financial information for all of the Group's joint ventures:

	Asset
(in thousands of USD)	Kingswood Co. Ltd	Seven Seas Shipping Ltd	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 24)	TI LLC (see Note 24)	Total
At December 31, 2018
Percentage ownership interest	50%	50%	50%	50%	50%	50%

Non-Current assets	522	—	154,553	147,962	306	—	303,343
of which vessel	—	—	153,404	146,654	—	—	300,058
Current Assets	—	792	9,119	22,450	351,702	288	384,351
of which cash and cash equivalents	—	696	484	2,561	2,487	—	6,227
Non-Current Liabilities	—	522	130,068	74,171	—	—	204,760
of which bank loans	—	—	70,080	67,551	—	—	137,630
Current Liabilities	6	1	24,400	23,699	349,096	48	397,250
of which bank loans	—	—	23,867	23,015	64,500	—	111,382
Net assets (100%)	516	269	9,205	72,542	2,912	240	85,685

Group's share of net assets	258	134	4,603	36,271	1,774	141	43,182

Shareholders loans to joint venture	—	—	28,665	—	—	—	28,665

Net Carrying amount of interest in joint venture	258	134	4,603	36,271	1,774	141	43,182

Remaining shareholders loan to joint venture	—	—	28,665	—	—	—	28,665

Revenue	—	1	49,129	49,180	749,229	—	847,540
Depreciations and amortization	—	—	(18,209)	(17,933)	(71)	—	(36,213)
Interest Expense	—	—	(3,857)	(3,733)	(2,571)	—	(10,161)
Income tax expense	—	—	(1,585)	(1,611)	(216)	—	(3,412)
Profit (loss) for the period (100%)	(2)	(5)	15,742	15,977	352	10	32,074
Other comprehensive income (100%)	—	—	(477)	(441)	—	—	(918)

Group's share of profit (loss) for the period	(1)	(2)	7,871	7,989	214	6	16,076

Group's share of other comprehensive income	—	—	(239)	(220)	—	—	(459)

	Asset
(in thousands of USD)	Kingswood Co. Ltd	Seven Seas Shipping Ltd	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 24)	TI LLC (see Note 24)	Bari Shipholding Ltd	Bastia Shipholding Ltd	Total
At December 31, 2019
Percentage ownership interest	50%	50%	50%	50%	50%	50%	50%	50%

Non-Current assets	530	—	137,426	128,722	944	—	21,833	21,628	311,083
of which vessel	—	—	135,195	128,722	—	—	21,833	21,628	307,377
Current Assets	—	800	10,809	10,001	418,505	267	1,573	5,577	447,531
of which cash and cash equivalents	—	800	1,701	917	3,246	—	—	250	6,913
Non-Current Liabilities	—	525	97,514	49,026	490	—	18,390	18,773	184,718
of which bank loans	—	—	45,567	43,927	—	—	—	—	89,495
Current Liabilities	10	1	26,370	27,318	415,301	51	705	4,328	474,085
of which bank loans	—	—	24,856	23,968	135,000	—	—	—	183,824
Net assets (100%)	520	274	24,351	62,379	3,658	216	4,310	4,104	99,811

Group's share of net assets	260	137	12,175	31,189	2,227	127	2,155	2,052	50,322

Shareholders loans to joint venture	—	—	23,215	—	—	—	18,390	18,773	60,379

Net Carrying amount of interest in joint venture	260	137	12,175	31,189	2,227	127	2,155	2,052	50,322

Remaining shareholders loan to joint venture	—	—	23,215	—	—	—	18,390	18,773	60,379

Revenue	—	8	49,434	49,487	1,307,523	—	938	1,970	1,409,360
Depreciations and amortization	—	—	(18,209)	(17,933)	(67)	—	(273)	(507)	(36,988)
Interest expense	—	—	(4,633)	(4,482)	(3,292)	—	(155)	(202)	(12,764)
Income tax expense	—	—	(1,588)	(1,573)	(243)	—	—	—	(3,405)
Profit (loss) for the period (100%)	(3)	6	15,881	15,743	746	(24)	310	104	32,763
Other comprehensive income (100%)	—	—	(735)	(706)	—	—	—	—	(1,441)

Group's share of profit (loss) for the period	(1)	3	7,941	7,871	454	(14)	155	52	16,460

Group's share of other comprehensive income	—	—	(367)	(353)	—	—	—	—	(720)

	Asset
(in thousands of USD)	Kingswood Co. Ltd	Seven Seas Shipping Ltd	TI Africa Ltd	TI Asia Ltd	Tankers Agencies (UK) Ltd (see Note 24)	TI LLC (see Note 24)	Bari Shipholding Ltd	Bastia Shipholding Ltd	Total
At December 31, 2020
Percentage ownership interest	50%	50%	50%	50%	50%	50%	50%	50%

Non-Current assets	—	—	118,337	112,160	720	—	20,079	—	251,296
of which vessel	—	—	118,337	112,160	—	—	20,079	—	250,576
Current Assets	—		10,187	10,176	232,865	243	2,609	514	256,595
of which cash and cash equivalents	—	—	1,138	1,109	3,124	—	1,573	193	7,137
Non Current Liabilities	—		65,355	30,652	276	—	17,271	—	113,554
of which bank loans	—	—	19,929	19,215	—	—	—	—	39,144
Current Liabilities	—		29,277	30,547	228,851	61	2,856	345	291,937
of which bank loans	—	—	25,886	24,961	37,500	—	—	—	88,347
Net assets (100%)	—	—	33,893	61,136	4,458	182	2,562	170	102,401

Group's share of net assets	—	—	16,946	30,568	2,715	107	1,281	85	51,703

Shareholders loans to joint venture	—	—	16,665	—	—	—	17,271	—	33,936

Net Carrying amount of interest in joint venture	—	—	16,946	30,568	2,715	107	1,281	85	51,703

Remaining shareholders loan to joint venture	—	—	16,665	—	—	—	17,271	—	33,936

Revenue	—	—	49,922	49,976	1,478,909	—	12,288	14,131	1,605,227
Depreciations and amortization	—	—	(16,858)	(16,562)	(56)	—	(4,257)	(2,871)	(40,604)
Interest expense	—	—	(3,358)	(3,233)	(1,651)	—	(1,834)	(1,251)	(11,327)
Income tax expense	—	—	(10,397)	(10,135)	(232)	—	—	—	(20,764)
Profit (loss) for the period (100%)	(1)	(1)	9,549	9,855	800	(34)	(1,748)	3,246	21,666
Other comprehensive income (100%)	—	—	(1)	(3)	—	—	—	—	(4)

Group's share of profit (loss) for the period	—	—	4,775	4,927	487	(20)	(874)	1,623	10,917

Group's share of other comprehensive income	—	—	—	(1)	—	—	—	—	(2)
Loans and borrowings
On March 29, 2018, TI Asia Ltd. and TI Africa Ltd. entered into a $220.0 million senior secured credit facility. The facility consists of a term loan of $110.0 million and a revolving loan of $110.0 million for the purpose of refinancing the two FSOs as well as for general corporate purposes. The Company provided a guarantee for the revolving credit facility tranche. The fair value of this guarantee is not significant given the long term contract both FSOs have with North Oil Company until mid 2032, which results in sufficient repayment capacity under these facilities. Transaction costs for a total amount of $2.2 million are amortized over the lifetime of the instrument using the effective interest rate method. As of December 31, 2020 the outstanding balance on this facility was $90.4 million in aggregate.
All bank loans in the joint ventures are secured by the underlying FSO and subject to specific covenants.
The following table summarizes the terms and debt repayment profile of the bank loans held by the joint ventures:

(in thousands of USD)				December 31, 2020			December 31, 2019
	Curr.	Nominal interest rate	Year of mat.	Facility size	Drawn	Carrying value	Facility size	Drawn	Carrying value
TI Asia Ltd revolving loan 54M*	USD	libor + 2.0%	2022	22,179	22,179	22,088	34,163	34,163	33,948
TI Asia Ltd loan 54M*	USD	libor + 2.0%	2022	22,179	22,179	22,088	34,163	34,163	33,948
TI Africa Ltd revolving loan 56M*	USD	libor + 2.0%	2022	23,001	23,001	22,908	35,429	35,429	35,212
TI Africa Ltd loan 56M*	USD	libor + 2.0%	2022	23,001	23,001	22,908	35,429	35,429	35,212
Total interest-bearing bank loans				90,360	90,360	89,991	139,183	139,183	138,319
* The mentioned secured bank loans are subject to loan covenants.
Loan covenant
As of December 31, 2020, all joint ventures were in compliance with the covenants, as applicable, of their respective loans.

Interest rate swaps
In 2018, TI Asia and TI Africa entered in several Interest Rate Swap (IRSs) instruments for a combined notional value of $208.8 million (Euronav’s share amounts to 50%) in connection to the $220.0 million facility. These IRSs are used to hedge the risk related to the fluctuation of the Libor rate and qualify as hedging instruments in a cash flow hedge relationship under IFRS 9. These instruments are measured at their fair value; effective changes in fair value have been recognized in OCI and the ineffective portion has been recognized in profit or loss. These IRSs have a remaining duration between one and two years matching the repayment profile of that facility and mature on July 21, 2022 and September 22, 2022 for FSO Asia and FSO Africa respectively (see Note 14).
Vessels
On November 19, 2019, the group entered into a joint venture together with affiliates of Ridgebury Tankers and clients of Tufton Oceanic. Each 50%-50% joint venture company has acquired one Suezmax vessel. The joint ventures have acquired two Suezmax tankers (Bari & Bastia) for a total consideration of $40.6 million. The vessel Bastia was sold on September 15, 2020 for a net sale price of $20.1 million. The Company recorded a capital gain of $0.8 million in the third quarter of 2020 upon delivery to its new owner on September 30, 2020.

There were no capital commitments as of December 31, 2020, December 31, 2019 and December 31, 2018.
Cash and cash equivalents

(in thousands of USD)	2020	2019

Cash and cash equivalents of the joint ventures	7,137	6,913
Group's share of cash and cash equivalents	3,912	3,814

Services
The Group entered into an agreement with its joint venture to manage commercially both vessels by the Group's chartering desk. Furthermore the Group also entered into an agreement to render accounting, assistance and administrative services. In 2020 the Group invoiced a total amount of $667,500 (2019: $18,222).

Furthermore, the joint venture entered into an agreement with the Group to invoice us management fees to do the follow up of the external shipmanagement. In 2020, the joint-venture invoiced the Group $453,600. (2019: $40,050).